Investment in Securities (Summary of Roll-forwards of Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	¥ 634	¥ 144
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	35	292
Additional increases to the allowance for credit losses on available-for-sale debt securities that had an allowance recorded in a previous period	31
Increase (Decrease) from the effects of changes in foreign exchange rates	(160)	32
Ending	540	468
Foreign municipal bond securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	248	144
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0	80
Additional increases to the allowance for credit losses on available-for-sale debt securities that had an allowance recorded in a previous period	0
Increase (Decrease) from the effects of changes in foreign exchange rates	(14)	22
Ending	234	246
Foreign other asset- backed securities and debt securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	386	0
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	35	212
Additional increases to the allowance for credit losses on available-for-sale debt securities that had an allowance recorded in a previous period	31
Increase (Decrease) from the effects of changes in foreign exchange rates	(146)	10
Ending	¥ 306	¥ 222